Stock Option Plans - Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-based compensation expense allocation
Stock based compensation	$ 364	$ 447	$ 1,592	$ 985	$ 408
Stock Appreciation Rights
Stock-based compensation expense allocation
Awards granted (in shares)	0		0
2015 Plan | Stock Options
Stock-based compensation expense allocation
Unrecognized compensation cost	$ 2,900		$ 3,500
Unrecognized compensation cost, period of recognition	2 years 4 months 24 days		2 years 7 months 6 days
2015 Plan | Restricted Stock Units
Stock-based compensation expense allocation
Awards granted (in shares)	0		0
Research and development expense
Stock-based compensation expense allocation
Stock based compensation	$ 41	171	$ 372	306	110
General and administrative expense
Stock-based compensation expense allocation
Stock based compensation	$ 323	$ 276	$ 1,220	$ 679	$ 298